PREPAYMENTS AND OTHER CURRENT ASSETS - Allowance for payments made on behalf of customers (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PREPAYMENTS AND OTHER CURRENT ASSETS
Balance at beginning of year	¥ 5,545	¥ 1,391	¥ 3,047
Provisions	8,402	5,104
Reversals			(1,094)
Write-offs	(2,838)	(950)	(562)
Balance at end of year	¥ 11,109	¥ 5,545	¥ 1,391